INTANGIBLE ASSET (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE Of INTANGIBLE ASSET
Cost	$163,000
Accumulated amortization	$(39,000)
$124,000